Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		May 31, 2026	May 31, 2025	May 31, 2024
Income Statement [Abstract]
Revenue, net		$ 8,523	$ 8,445	$ 9,394	[1]
Cost of revenue		(4,267)	(5,089)	(5,119)	[1]
Gross profit		4,256	3,356	4,275	[1]
Operating cost and expenses:
Selling and distribution		(193)	(140)	(133)	[1]
General and administrative		(4,230)	(6,136)	(5,388)	[1]
Total operating cost and expenses		(4,423)	(6,276)	(5,521)	[1]
Loss from operations		(167)	(2,920)	(1,246)	[1]
Other income:
Gain from disposal of property and equipment		150	28	7	[1]
Interest income		3	4		[1],[2]
Interest expense		(24)	(34)	(41)	[1]
Government grant		20	32	110	[1]
Reversal of allowance for expected credit loss		195	148	39	[1]
Other income		33	23	29	[1]
Total other income, net		377	201	144	[1]
Income (loss) before income taxes		210	(2,719)	(1,102)	[1]
Income tax (expenses) refund		(90)	(1)	125	[1]
NET INCOME (LOSS)		$ 120	$ (2,720)	$ (977)	[1]
Net income (loss) per share
Net loss/income per share basic		$ 0.01	$ (0.28)	$ (0.11)
Net loss/income per share diluted		$ 0.01	$ (0.28)	$ (0.11)
Weighted average number of Ordinary Shares outstanding**
Weighted average number of Ordinary Shares outstanding basic	[3]	9,515	9,627	9,019
Weighted average number of Ordinary Shares outstanding diluted	[3]	9,515	9,627	9,019
Other comprehensive (loss) income:
Foreign currency translation adjustment		$ (11)	$ 169	$ (143)	[1]
TOTAL COMPREHENSIVE INCOME (LOSS)		$ 109	$ (2,551)	$ (1,120)	[1]

[1]	2024 figures were restated to recognize direct labor and overheads in the cost of revenue
[2]	The figures are insignificant.
[3]	Ordinary Shares and per share data are presented on a retroactive basis to reflect the Ordinary Shares issuance and the reverse share split